SEGMENTS - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2018
Segment Reporting Information [Line Items]
Number of reportable segments	4
Legacy Dole | Total Produce
Segment Reporting Information [Line Items]
Ownership percentage		45.00%	45.00%